Note 15 - Income taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Years Ended December 31,
	2024	2023	2022

Singapore income tax rate	17.0%	17.0%	17.0%
Difference from the effect of tax rates in a foreign jurisdiction (PRC)	19.8%	(14.6)%	1.0%
Effect of preferential tax rates	(20.1)%	7.9%	1.2%
Effect of changes in tax rates	(23.5)%	-%	-%
Tax rebate in Singapore	8.9%	(2.0)%	(0.7)%
Additional R&D deduction	38.1%	(10.1)%	(4.6)%
Change in valuation allowance	(0.5)%	36.4%	0.4%
Permanent differences (1)	(33.4)%	6.9%	3.8%
Effect of true-up on NOL	(74.2)%	-%	-%
Interest on uncertain tax position	(26.8)%	-%	-%
Effective tax rate	(94.7)%	41.5%	18.1%